Stock-based Compensation (Summary of Stock Acquisition Rights Transactions) (Detail) - Stock Option Plan [Member] - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Stock-based Compensation [Line Items]
Number of shares, Outstanding, Beginning of fiscal year		606,400
Number of shares, Outstanding, Transitioned to the Board Incentive Plan	[1]	(121,100)
Number of shares, Outstanding, End of fiscal year		485,300	606,400
Number of shares, Exercisable, End of fiscal year
Weighted-average exercise price, Outstanding, Beginning of fiscal year		¥ 1
Weighted-average exercise price, Outstanding, Transitioned to the Board Incentive Plan	[1]	1
Weighted-average exercise price, Outstanding, End of fiscal year		1	¥ 1
Weighted-average exercise price, Exercisable, End of fiscal year
Weighted-average remaining contractual term, Outstanding, in years, End of fiscal year		22 years 10 months 10 days
Weighted-average remaining contractual term, Exercisable, in years, End of fiscal year
Aggregate intrinsic value, Outstanding, End of fiscal year		¥ 266
Aggregate intrinsic value, Exercisable, End of fiscal year
Issuances under the Stock Option Plan

[1]	All shares transitioned to the Board Incentive Plan were granted and vested. See the explanation of the following item, The Board Incentive Plan, for more information.